Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax provision (benefit)	$ (2,190)	$ 2,065	$ 1,386
State income taxes, net of federal benefit	(351)	621	293
Change in valuation allowance	(1,044)	9,672	(58)
Change in federal income tax rate and tax methods	(3,846)	(716)	(1,869)
Net share-based compensation-tax benefit deficiencies	276	201	129
Non-deductible expenses	122	124	32
Foreign taxes	278	336	355
Employment tax credits	(158)	(176)	(534)
Foreign tax credits/deductions	(241)	(71)	(75)
Other	110	(226)	51
Provision for income taxes	$ (7,044)	$ 11,830	$ (290)